INVENTORIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Inventory recognized as cost of sales	$ 154,055	$ 45,921
Inventories non-current	$ 993	$ 1,420